Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Virginia Electric and Power Company
Schedule of Related Party Transactions

Presented below are Virginia Power’s significant transactions with DES and other affiliates:

Year Ended December 31,	2022	2021	2020
(millions)
Commodity purchases from affiliates	$1,423	$742	$569
Services provided by affiliates(1)	519	494	455
Services provided to affiliates	18	18	18
(1)
Includes capitalized expenditures of $177 million, $161 million and $141 million for the years ended December 31, 2022, 2021 and 2020, respectively.